Note 17 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
17	Property, plant and equipment

Cost	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2019	10,339	74,509	32,675	923	2,402	–	120,848
Initial recognition of right of use assets	409	–	–	–	–	–	409
Additions*	267	19,020	897	88	151	–	20,423
Impairments	–	–	(144)	–	–	–	(144)
Disposals	(212)	–	–	–	(16)	–	(228)
Reallocations between asset classes	25	(2,989)	2,964	–	–	–	–
Foreign exchange movement	5	2	3	7	1	–	18
Balance at December 31, 2019	10,833	90,542	36,395	1,018	2,538	–	141,326

Balance at January 1, 2020	10,833	90,542	36,395	1,018	2,538	–	141,326
Additions*	1	19,507	4,221	219	458	372	24,778
Derecognised plant and equipment	–	–	(238)	–	–	–	(238)
Reallocations between asset classes	930	(1,210)	280	–	–	–	–
Foreign exchange movement	(7)	–	(14)	(2)	(1)	20	(4)
Balance at December 31, 2020	11,757	108,839	40,644	1,235	2,995	392	165,862

*
Included in additions is an amount of
$15,771
(
2019:
$14,051,
2018:
$19,323
) relating to capital work in progress (“CWIP”) and contains
$53
(
December 31, 2019:
$165,
2018:
$61
) of borrowing costs capitalised from the term loan. As at year end
$85,479
of CWIP was included in the cost closing balance (
2019:
$69,708,
January 1, 2019:
$55,657
).
On
July 6, 2020
the Board appointed Voltalia as the contractor for engineering, procuring and constructing a solar plant to be owned by a subsidiary of the Company. All solar costs that were incurred before
July 6, 2020
were accounted for as other expenses and accounted through profit or loss. Solar costs incurred after approval by the Board are accounted for as Property, plant and equipment as it became clear and probable that future economic benefits will flow to the project. The
40
-hectare site for the project has been cleared and fenced and is ready for civil work to commence.  Construction on the
12MWac
solar plant is expected to be completed in
April 2022.

~
The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment (refer to note
4
(b)(i)).  The new disclosure policy was adopted from
December 10, 2020
and has been applied retrospectively.

Accumulated depreciation and Impairment losses	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2019	4,411	5,821	17,357	649	2,150	–	30,388
Initial recognition of right of use assets	146	–	–	–	–	–	146
Depreciation for the year	1,005	504	2,693	99	133	–	4,434
Disposals	(149)	–	–	–	(16)	–	(165)
Foreign exchange movement	–	–	–	5	6	–	11
Balance at December 31, 2019	5,413	6,325	20,050	753	2,273	–	34,814

Balance at January 1, 2020	5,413	6,325	20,050	753	2,273	–	34,814
Depreciation for the year	1,030	648	2,691	102	157	–	4,628
Accumulated depreciation for derecognised plant and equipment	–	–	(56)	–	–	–	(56)
Foreign exchange movement	3	–	–	(6)	–	–	(3)
Balance at December 31, 2020	6,446	6,973	22,685	849	2,430	–	39,383

Carrying amounts
At January 1, 2019	5,928	68,688	15,318	274	252	–	90,460
At December 31, 2019	5,420	84,217	16,345	265	265	–	106,512
At December 31, 2020	5,311	101,866	17,959	386	565	392	126,479

Economic recovery

Items of property, plant and equipment are depreciated over the LoMP, which includes planned production from inferred resources. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine's pay limit for the period
2006
to
2018.
The pay limit has ranged from
2.10
g/t in
2019
to
2.10
g/t in
2020
while the recovered grade has ranged from
3.26
g/t to
3.38
g/t over the period. All-in-sustaining-cost
#
has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

#
All-in sustaining cost (“AISC”) per ounce is calculated as the on-mine cost per ounce to produce gold (which includes production costs before intercompany eliminations and exploration costs) plus royalty paid, additional costs incurred outside the mine (i.e. at offices in Harare, Johannesburg, London and Jersey), costs associated with maintaining the operating infrastructure and resource base that are required to maintain production at the current levels (sustaining capital investment), the share-based expense arising from the LTIP less silver by-product revenue and the export credit incentive.